Employee Related Obligations (Details) (USD $) In Millions, unless otherwise specified	Dec. 30, 2012	Jan. 01, 2012
Employee-related Liabilities [Abstract]
Pension benefits	$ 4,488	$ 3,937
Postretirement benefits	2,789	2,843
Postemployment benefits	1,452	1,129
Deferred compensation	747	863
Total employee obligations	9,476	8,772
Less current benefits payable	394	419
Employee related obligations	$ 9,082	$ 8,353